CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including related party revenues of RMB 1,032,455, RMB 1,967,723 and RMB 3,008,947 for the years ended December 31, 2018, 2019 and 2020, respectively)	$ 879,692	¥ 5,739,989	¥ 3,099,698	¥ 1,922,015
Costs and expenses
Operations and support	(723,573)	(4,721,311)	(2,845,872)	(2,044,139)
Selling and marketing	(283,331)	(1,848,730)	(1,414,540)	(1,223,345)
General and administrative	(76,448)	(498,826)	(281,376)	(282,539)
Research and development	(65,724)	(428,849)	(333,844)	(270,163)
Other operating expenses	(10,289)	(67,137)	(49,669)	(97,179)
Total costs and expenses	(1,159,365)	(7,564,853)	(4,925,301)	(3,917,365)
Other operating income	9,315	60,779	75,884	18,875
Loss from operations	(270,358)	(1,764,085)	(1,749,719)	(1,976,475)
Other income (expenses)
Interest income	10,053	65,596	84,276	53,111
Interest expenses	(1,813)	(11,830)		(3,122)
Foreign exchange gain (loss)			(13,370)	7,151
Fair value change in foreign currency forward contract				13,463
Total other income	8,240	53,766	70,906	70,603
Loss before income tax benefits	(262,118)	(1,710,319)	(1,678,813)	(1,905,872)
Income tax benefits	788	5,143	9,032	27,497
Net loss and net loss attributable to the Company	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Accretion of convertible redeemable preferred shares	(57,571)	(375,649)	(795,015)	(511,646)
Net loss available to ordinary shareholders	$ (318,901)	¥ (2,080,825)	¥ (2,464,796)	¥ (2,390,021)
Net loss per ordinary share:
Basic and diluted | (per share)	$ (0.48)	¥ (3.12)	¥ (6.80)	¥ (6.64)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted | shares	667,844,843	667,844,843	362,644,898	360,002,151
Net loss	$ (261,330)	¥ (1,705,176)	¥ (1,669,781)	¥ (1,878,375)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil for each of the years ended December 31, 2018, 2019 and 2020	(32,178)	(209,963)	(446)	36,974
Total comprehensive loss	$ (293,508)	¥ (1,915,139)	¥ (1,670,227)	¥ (1,841,401)